On-Balance Sheet Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
On-Balance Sheet Derivative Instruments and Hedging Activities [Abstract]
On-Balance Sheet Derivative Instruments and Hedging Activities
Note 19 - On-Balance Sheet Derivative Instruments and Hedging Activities

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions.  The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk, primarily by managing the amount, sources, and duration of its assets and liabilities and through the use of derivative financial instruments.  Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates.  The Company's derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts principally related to certain variable rate loan assets.

Fair Values of Derivative Instruments on the Balance Sheet

The table below presents the fair value of the Company's derivative financial instruments at December 31:

	2011		2010
	Fair Value		Fair Value
($ in thousands)	Asset	Liability	Asset	Liability
Derivatives designated as hedging instruments:
Interest rate products	$ -	$ -	$ -	$ -

Derivatives not designated as hedging instruments:
Interest rate products	301	301	136	135
Total	$ 301	$ 301	$ 136	$ 135

Cash Flow Hedges of Interest Rate Risk

The Company's objectives in using interest rate derivatives are to add stability to interest income and expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company has historically used interest rate swaps, collars, and floors as part of its interest rate risk management strategy.  Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for the Company making fixed payments over the life of the agreements without exchange of the underlying notional amount.  Interest rate collars designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates fall below the strike rate on the purchased floor and the payment of variable-rate amounts if interest rates rise above the cap rate on the sold floor.  Interest rate floors designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates fall below the strike rate on the contract in exchange for an up-front premium.  As of December 31, 2011 and 2010 the Company had no outstanding derivatives that were designated as cash flow hedging relationships.  No hedge ineffectiveness was recognized during the years ended December 31, 2011, 2010 and 2009.

Amounts reported in accumulated other comprehensive income related to derivatives were reclassified to interest income as interest payments are received on the Company's variable rate assets.  During the year ended December 31, 2010, the Company accelerated the reclassification of amounts in other comprehensive income to earnings as a result of a portion of the hedged forecasted transactions related to the Company's interest rate swaps, collars and interest rate floor becoming probable not to occur.  The accelerated amount for the year ended December 31, 2010 was a gain of $14,000.  There was no amount accelerated for the year ended December 31, 2011.

Effect of Derivative Instruments on the Income Statement

The table below presents the effect of the Company's derivative financial instruments on the income statement for the years ended December 31:

($ in thousands)	2011	2010	2009		2011	2010	2009
Cash Flow Hedging Relationships	Gain Recognized in OCI on Derivative (Effective Portion)			Location of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	Gain Reclassified from Accumulated OCI into Income (Effective Portion)

Interest Rate Products	$ -	$ -	$ -	Interest income	$ -	$ 450	$ 1,205
				Noninterest income	-	14	794
Total	$ -	$ -	$ -		$ -	$ 464	$ 1,999

Non-designated Hedges

As of December 31, 2011 none of the Company's outstanding derivatives are designated in qualifying hedging relationships.  Derivatives not designated as hedges are not speculative and result from a service the Company provides to certain customers.  The Company executes interest rate swaps with commercial banking customers to facilitate their respective risk management strategies.  Those interest rate swaps are simultaneously hedged by executing offsetting interest rate swaps that the Company executes with a third party, such that the Company minimizes its net risk exposure resulting from such transactions.  As the interest rate swaps associated with this program do not meet the strict hedge accounting requirements, changes in the fair value of both the customer swaps and the offsetting swaps are recognized directly in earnings.  As of December 31, 2011, the Company had two interest rate swaps with an aggregate notional amount of $4,810,000 related to this program.  The net effect of recording the derivatives at fair value through earnings was immaterial to the Company's financial condition and results of operations as of the twelve months ended December 31, 2011, 2010 and 2009.

Credit-risk-related Contingent Features

The Company has an agreement with one of its derivative counterparties that contains a provision where if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.

As of December 31, 2011 the fair value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $301,000.  As of December 31, 2011, the Company has minimum collateral posting thresholds with certain of its derivative counterparties and has posted collateral of $373,000 against its obligations under these agreements.  If the Company had breached any of these provisions at December 31, 2011, it would have been required to settle its obligations under the agreements at the termination value.